COMMON STOCK AND COMMON STOCK WARRANTS (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	May 06, 2024	Jan. 01, 2021	Feb. 02, 2018	Aug. 20, 2024	Mar. 18, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Common stock, shares authorized						465,000,000	465,000,000	465,000,000
Description of Shares registered in the s-1 registration statement						the Company has raised $1,250,000 (2,500,000 shares issued) through a registered offering for $1,250,000 which was registered with the SEC through an S1 registration statement which went effective on April 23, 2019
Shares issued par value						$ 0.0001	$ 0.0001	$ 0.0001
Shares issued for service, amount							$ 157,000
Common shares issued, value						$ 0
Retirement of founder shares, shares						2,500,000
Common shares issued, shares						5,000	1,625
Payments of Debt Issuance Costs						$ 5,000	$ 1,625
Common stock, shares outstanding						12,063,884	13,039,755
Consultant [Member]
Shares issued par value						$ 1.00
Common shares issued, value						$ 1,059,257
Common shares issued, shares						1,059,257
Restricted Stock [Member]
Shares issued par value							$ 1.00
Shares issued for service, shares							157,000
Shares issued for service, amount							$ 157,000
Restricted Stock [Member] | Accounts Payable [Member]
Common shares issued, value						$ 663,000
Common shares issued, shares						160,300
Restricted Stock [Member] | Convertible Notes Payable [Member]
Common shares issued, value						$ 774,267
Common shares issued, shares						299,572
Common stock warrants one [Member]
Warrants exercisable	$ 20.00			$ 20.00	$ 20.00
Share price	$ 0.01			$ 0.01	$ 0.01
Common shares issued, value	$ 15,884			$ 9,991	$ 77,623
Volatility	276.00%			329.00%	236.00%
Expected term	5 years			5 years	5 years
Risk free interest rate	4.50%			3.69%	4.34%
Common shares issued, shares	16,000			10,000	80,000
Elite Beverage International [Member]
Common stock, shares authorized									400,000,000
Shares issued par value		$ 0.0001							$ 0.0001
Business acquisition transaction description			50,000,000 common shares of Elite Performance Holding, Corp., in exchange for 100,000,000 common shares of Elite Beverage International, Inc
Common shares issued, value		$ 500
Common shares issued, shares		500,000
Investors [Member] | Restricted Stock [Member]
Common shares issued, value							$ 55,000
Common shares issued, shares							20,000
Investors 1 [Member] | Restricted Stock [Member]
Common shares issued, value							$ 73,000
Common shares issued, shares							73,000